Note 6 - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Sep. 30, 2016 USD ($)
2017	$ 5,464,000
2018	15,782,915
2019	21,009,000
2020	934,000
2021	934,000
Thereafter	8,663,000
Total	$ 52,786,915